Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	4,270,047
Granted (in shares)	2,133,512	1,564,083	1,723,730
Vested (in shares)	(277,330)
Forfeited (in shares)	(1,065,278)
Ending balance (in shares)	5,060,951	4,270,047
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 25.79
Granted (in dollars per share)	11.10	$ 28.93	$ 17.74
Vested (in dollars per share)	27.52
Forfeited (in dollars per share)	25.89
Ending balance (in dollars per share)	$ 19.41	$ 25.79
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 39,661
Weighted average future recognition period (in years)	2 years 7 months 20 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	59,913
Granted (in shares)	131,676	68,142	117,745
Vested (in shares)	(61,580)
Forfeited (in shares)	0
Ending balance (in shares)	130,009	59,913
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 30.21
Granted (in dollars per share)	14.10	$ 30.23	$ 21.12
Vested (in dollars per share)	29.84
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	$ 14.07	$ 30.21
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 676
Weighted average future recognition period (in years)	11 days